CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ 14,270,637	$ 2,074,888
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Gain on disposition of Operating Partnerships	(15,973,739)	(3,799,238)
Changes in assets and liabilities
Accounts payable and accrued expenses	(534,316)	(104,357)
Accounts payable - affiliates	(6,195,140)	(4,788,567)
Net cash (used in) provided by operating activities	(8,432,558)	(6,617,274)
Cash flows from investing activities:
Proceeds from disposition of operating limited partnerships	15,955,684	3,666,586
Net cash provided by investing activities	15,955,684	3,666,586
Cash flows from financing activities:
Distributions	(23,827,546)	(1,331,500)
Net cash used in financing activities	(23,827,546)	(1,331,500)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(16,304,420)	(4,282,188)
Cash and cash equivalents, beginning	22,926,529	27,208,717
Cash and cash equivalents, ending	6,622,109	22,926,529
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	5,403,788
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	25,000	0
Series Twenty [Member]
Cash flows from operating activities:
Net income (loss)	0	128,979
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Gain on disposition of Operating Partnerships	0	(197,337)
Changes in assets and liabilities
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	(370,966)
Net cash (used in) provided by operating activities	0	(439,324)
Cash flows from investing activities:
Proceeds from disposition of operating limited partnerships	0	197,337
Net cash provided by investing activities	0	197,337
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(241,987)
Cash and cash equivalents, beginning	0	241,987
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	1,073,757
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Twenty One [Member]
Cash flows from operating activities:
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Gain on disposition of Operating Partnerships	0	0
Changes in assets and liabilities
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Net cash (used in) provided by operating activities	0	0
Cash flows from investing activities:
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Twenty Two [Member]
Cash flows from operating activities:
Net income (loss)	0	(38,144)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Gain on disposition of Operating Partnerships	0	(38,000)
Changes in assets and liabilities
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	(183,720)
Net cash (used in) provided by operating activities	0	(259,864)
Cash flows from investing activities:
Proceeds from disposition of operating limited partnerships	0	38,000
Net cash provided by investing activities	0	38,000
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(221,864)
Cash and cash equivalents, beginning	0	221,864
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	2,694,389
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Twenty Three [Member]
Cash flows from operating activities:
Net income (loss)	0	(27,002)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Gain on disposition of Operating Partnerships	0	(43,500)
Changes in assets and liabilities
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	(419,134)
Net cash (used in) provided by operating activities	0	(489,636)
Cash flows from investing activities:
Proceeds from disposition of operating limited partnerships	0	43,500
Net cash provided by investing activities	0	43,500
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(446,136)
Cash and cash equivalents, beginning	0	446,136
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	514,253
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Twenty Four [Member]
Cash flows from operating activities:
Net income (loss)	182,795	(46,494)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Gain on disposition of Operating Partnerships	(278,516)	(23,678)
Changes in assets and liabilities
Accounts payable and accrued expenses	0	(5,000)
Accounts payable - affiliates	0	0
Net cash (used in) provided by operating activities	(95,721)	(75,172)
Cash flows from investing activities:
Proceeds from disposition of operating limited partnerships	278,516	23,678
Net cash provided by investing activities	278,516	23,678
Cash flows from financing activities:
Distributions	(584,813)	0
Net cash used in financing activities	(584,813)	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(402,018)	(51,494)
Cash and cash equivalents, beginning	402,018	453,512
Cash and cash equivalents, ending	0	402,018
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Twenty Five [Member]
Cash flows from operating activities:
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Gain on disposition of Operating Partnerships	0	0
Changes in assets and liabilities
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Net cash (used in) provided by operating activities	0	0
Cash flows from investing activities:
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Twenty Six [Member]
Cash flows from operating activities:
Net income (loss)	21,565	(87,819)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Gain on disposition of Operating Partnerships	(109,433)	(10,500)
Changes in assets and liabilities
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Net cash (used in) provided by operating activities	(87,868)	(98,319)
Cash flows from investing activities:
Proceeds from disposition of operating limited partnerships	109,433	10,500
Net cash provided by investing activities	109,433	10,500
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	21,565	(87,819)
Cash and cash equivalents, beginning	554,439	642,258
Cash and cash equivalents, ending	576,004	554,439
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Twenty Seven [Member]
Cash flows from operating activities:
Net income (loss)	818,126	11,264
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Gain on disposition of Operating Partnerships	(856,766)	0
Changes in assets and liabilities
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Net cash (used in) provided by operating activities	(38,640)	11,264
Cash flows from investing activities:
Proceeds from disposition of operating limited partnerships	856,766	0
Net cash provided by investing activities	856,766	0
Cash flows from financing activities:
Distributions	(7,318,360)	(310,963)
Net cash used in financing activities	(7,318,360)	(310,963)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(6,500,234)	(299,699)
Cash and cash equivalents, beginning	6,500,234	6,799,933
Cash and cash equivalents, ending	0	6,500,234
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Twenty Eight [Member]
Cash flows from operating activities:
Net income (loss)	(20,913)	(51,959)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Gain on disposition of Operating Partnerships	(73,248)	(8,500)
Changes in assets and liabilities
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Net cash (used in) provided by operating activities	(94,161)	(60,459)
Cash flows from investing activities:
Proceeds from disposition of operating limited partnerships	73,248	8,500
Net cash provided by investing activities	73,248	8,500
Cash flows from financing activities:
Distributions	(669,692)	0
Net cash used in financing activities	(669,692)	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(690,605)	(51,959)
Cash and cash equivalents, beginning	690,605	742,564
Cash and cash equivalents, ending	0	690,605
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Twenty Nine [Member]
Cash flows from operating activities:
Net income (loss)	(68,538)	57,356
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Gain on disposition of Operating Partnerships	0	(123,094)
Changes in assets and liabilities
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	29,040	(482,726)
Net cash (used in) provided by operating activities	(39,498)	(548,464)
Cash flows from investing activities:
Proceeds from disposition of operating limited partnerships	0	122,994
Net cash provided by investing activities	0	122,994
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(39,498)	(425,470)
Cash and cash equivalents, beginning	196,944	622,414
Cash and cash equivalents, ending	157,446	196,944
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Thirty [Member]
Cash flows from operating activities:
Net income (loss)	0	114,811
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Gain on disposition of Operating Partnerships	0	(195,182)
Changes in assets and liabilities
Accounts payable and accrued expenses	0	(3,500)
Accounts payable - affiliates	0	(499,568)
Net cash (used in) provided by operating activities	0	(583,439)
Cash flows from investing activities:
Proceeds from disposition of operating limited partnerships	0	130,006
Net cash provided by investing activities	0	130,006
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(453,433)
Cash and cash equivalents, beginning	0	453,433
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	1,121,389
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Thirty One [Member]
Cash flows from operating activities:
Net income (loss)	619,372	23,184
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Gain on disposition of Operating Partnerships	(619,800)	(105,794)
Changes in assets and liabilities
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Net cash (used in) provided by operating activities	(428)	(82,610)
Cash flows from investing activities:
Proceeds from disposition of operating limited partnerships	619,800	64,500
Net cash provided by investing activities	619,800	64,500
Cash flows from financing activities:
Distributions	(2,572,942)	0
Net cash used in financing activities	(2,572,942)	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,953,570)	(18,110)
Cash and cash equivalents, beginning	1,953,570	1,971,680
Cash and cash equivalents, ending	0	1,953,570
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	25,000	0
Series Thirty Two [Member]
Cash flows from operating activities:
Net income (loss)	57,220	414,940
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Gain on disposition of Operating Partnerships	(159,553)	(539,088)
Changes in assets and liabilities
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	(135,014)	(706,411)
Net cash (used in) provided by operating activities	(237,347)	(830,559)
Cash flows from investing activities:
Proceeds from disposition of operating limited partnerships	158,324	539,088
Net cash provided by investing activities	158,324	539,088
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(79,023)	(291,471)
Cash and cash equivalents, beginning	272,226	563,697
Cash and cash equivalents, ending	193,203	272,226
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Thirty Three [Member]
Cash flows from operating activities:
Net income (loss)	1,424,616	(61,753)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Gain on disposition of Operating Partnerships	(1,469,594)	0
Changes in assets and liabilities
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	(1,099,287)	(153,668)
Net cash (used in) provided by operating activities	(1,144,265)	(215,421)
Cash flows from investing activities:
Proceeds from disposition of operating limited partnerships	1,469,594	0
Net cash provided by investing activities	1,469,594	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	325,329	(215,421)
Cash and cash equivalents, beginning	236,612	452,033
Cash and cash equivalents, ending	561,941	236,612
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Thirty Four [Member]
Cash flows from operating activities:
Net income (loss)	214,215	(66,014)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Gain on disposition of Operating Partnerships	(284,500)	0
Changes in assets and liabilities
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	(244,156)	(150,538)
Net cash (used in) provided by operating activities	(314,441)	(216,552)
Cash flows from investing activities:
Proceeds from disposition of operating limited partnerships	284,500	0
Net cash provided by investing activities	284,500	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(29,941)	(216,552)
Cash and cash equivalents, beginning	178,285	394,837
Cash and cash equivalents, ending	148,344	178,285
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Thirty Five [Member]
Cash flows from operating activities:
Net income (loss)	1,497,913	(32,532)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Gain on disposition of Operating Partnerships	(1,555,642)	0
Changes in assets and liabilities
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Net cash (used in) provided by operating activities	(57,729)	(32,532)
Cash flows from investing activities:
Proceeds from disposition of operating limited partnerships	1,555,642	0
Net cash provided by investing activities	1,555,642	0
Cash flows from financing activities:
Distributions	(5,893,687)	0
Net cash used in financing activities	(5,893,687)	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(4,395,774)	(32,532)
Cash and cash equivalents, beginning	4,395,774	4,428,306
Cash and cash equivalents, ending	0	4,395,774
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Thirty Six [Member]
Cash flows from operating activities:
Net income (loss)	527,639	541,603
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Gain on disposition of Operating Partnerships	(581,982)	(253,104)
Changes in assets and liabilities
Accounts payable and accrued expenses	(24,706)	(106,294)
Accounts payable - affiliates	0	0
Net cash (used in) provided by operating activities	(79,049)	182,205
Cash flows from investing activities:
Proceeds from disposition of operating limited partnerships	581,982	253,104
Net cash provided by investing activities	581,982	253,104
Cash flows from financing activities:
Distributions	(3,044,292)	0
Net cash used in financing activities	(3,044,292)	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,541,359)	435,309
Cash and cash equivalents, beginning	2,541,359	2,106,050
Cash and cash equivalents, ending	0	2,541,359
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Thirty Seven [Member]
Cash flows from operating activities:
Net income (loss)	0	1,015,799
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Gain on disposition of Operating Partnerships	0	(1,062,375)
Changes in assets and liabilities
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	(513,149)
Net cash (used in) provided by operating activities	0	(559,725)
Cash flows from investing activities:
Proceeds from disposition of operating limited partnerships	0	1,062,375
Net cash provided by investing activities	0	1,062,375
Cash flows from financing activities:
Distributions	0	(1,020,537)
Net cash used in financing activities	0	(1,020,537)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(517,887)
Cash and cash equivalents, beginning	0	517,887
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Thirty Eight [Member]
Cash flows from operating activities:
Net income (loss)	1,440,353	25,195
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Gain on disposition of Operating Partnerships	(1,506,757)	(7,000)
Changes in assets and liabilities
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	(18,234)
Net cash (used in) provided by operating activities	(66,404)	(39)
Cash flows from investing activities:
Proceeds from disposition of operating limited partnerships	1,506,757	7,000
Net cash provided by investing activities	1,506,757	7,000
Cash flows from financing activities:
Distributions	(2,939,459)	0
Net cash used in financing activities	(2,939,459)	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,499,106)	6,961
Cash and cash equivalents, beginning	1,499,106	1,492,145
Cash and cash equivalents, ending	0	1,499,106
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Thirty Nine [Member]
Cash flows from operating activities:
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Gain on disposition of Operating Partnerships	0	0
Changes in assets and liabilities
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Net cash (used in) provided by operating activities	0	0
Cash flows from investing activities:
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Forty [Member]
Cash flows from operating activities:
Net income (loss)	2,844,772	(58,641)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Gain on disposition of Operating Partnerships	(2,962,474)	(62,144)
Changes in assets and liabilities
Accounts payable and accrued expenses	(9,500)	9,500
Accounts payable - affiliates	(2,224,213)	(188,856)
Net cash (used in) provided by operating activities	(2,351,415)	(300,141)
Cash flows from investing activities:
Proceeds from disposition of operating limited partnerships	2,962,372	62,144
Net cash provided by investing activities	2,962,372	62,144
Cash flows from financing activities:
Distributions	(804,301)	0
Net cash used in financing activities	(804,301)	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(193,344)	(237,997)
Cash and cash equivalents, beginning	193,344	431,341
Cash and cash equivalents, ending	0	193,344
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Forty One [Member]
Cash flows from operating activities:
Net income (loss)	(28,195)	(114,941)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Gain on disposition of Operating Partnerships	(28,040)	(14,000)
Changes in assets and liabilities
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	134,220	(379,997)
Net cash (used in) provided by operating activities	77,985	(508,938)
Cash flows from investing activities:
Proceeds from disposition of operating limited partnerships	28,040	14,000
Net cash provided by investing activities	28,040	14,000
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	106,025	(494,938)
Cash and cash equivalents, beginning	246,214	741,152
Cash and cash equivalents, ending	352,239	246,214
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Forty Two [Member]
Cash flows from operating activities:
Net income (loss)	307,410	(26,534)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Gain on disposition of Operating Partnerships	(401,094)	(54,322)
Changes in assets and liabilities
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Net cash (used in) provided by operating activities	(93,684)	(80,856)
Cash flows from investing activities:
Proceeds from disposition of operating limited partnerships	401,094	54,322
Net cash provided by investing activities	401,094	54,322
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	307,410	(26,534)
Cash and cash equivalents, beginning	1,300,483	1,327,017
Cash and cash equivalents, ending	1,607,893	1,300,483
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Forty Three [Member]
Cash flows from operating activities:
Net income (loss)	1,170,010	333,590
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Gain on disposition of Operating Partnerships	(1,277,506)	(428,020)
Changes in assets and liabilities
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	(168,259)	(747,332)
Net cash (used in) provided by operating activities	(275,755)	(841,762)
Cash flows from investing activities:
Proceeds from disposition of operating limited partnerships	1,277,506	401,938
Net cash provided by investing activities	1,277,506	401,938
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,001,751	(439,824)
Cash and cash equivalents, beginning	414,540	854,364
Cash and cash equivalents, ending	1,416,291	414,540
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Forty Four [Member]
Cash flows from operating activities:
Net income (loss)	2,918,827	(217,684)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Gain on disposition of Operating Partnerships	(3,092,325)	0
Changes in assets and liabilities
Accounts payable and accrued expenses	4,000	0
Accounts payable - affiliates	(2,714,154)	246,698
Net cash (used in) provided by operating activities	(2,883,652)	29,014
Cash flows from investing activities:
Proceeds from disposition of operating limited partnerships	3,092,325	0
Net cash provided by investing activities	3,092,325	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	208,673	29,014
Cash and cash equivalents, beginning	113,020	84,006
Cash and cash equivalents, ending	321,693	113,020
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Forty Five [Member]
Cash flows from operating activities:
Net income (loss)	446,137	412,104
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Gain on disposition of Operating Partnerships	(673,509)	(633,600)
Changes in assets and liabilities
Accounts payable and accrued expenses	(504,110)	937
Accounts payable - affiliates	17,487	(250,162)
Net cash (used in) provided by operating activities	(713,995)	(470,721)
Cash flows from investing activities:
Proceeds from disposition of operating limited partnerships	656,785	633,600
Net cash provided by investing activities	656,785	633,600
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(57,210)	162,879
Cash and cash equivalents, beginning	916,581	753,702
Cash and cash equivalents, ending	859,371	916,581
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Forty Six [Member]
Cash flows from operating activities:
Net income (loss)	(102,687)	(174,420)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Gain on disposition of Operating Partnerships	(43,000)	0
Changes in assets and liabilities
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	209,196	29,196
Net cash (used in) provided by operating activities	63,509	(145,224)
Cash flows from investing activities:
Proceeds from disposition of operating limited partnerships	43,000	0
Net cash provided by investing activities	43,000	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	106,509	(145,224)
Cash and cash equivalents, beginning	321,175	466,399
Cash and cash equivalents, ending	427,684	321,175
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	$ 0	$ 0